STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8.  STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 5,000,000,000 shares of common stock with a par value of $0.01.

No shares were issued during the twelve month period ended December 31, 2015.

There were 30,755,000 shares of common stock issued and outstanding as of December 31, 2015.

Stock Options and Warrants

The Company had no options or warrants issued or outstanding during the years ended December 31, 2015 and 2014.